Sycuan Funds

Prospectus

December 20, 2004

Sycuan US Value Fund

For Investors Seeking Capital Appreciation

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, nor has the Commission determined that this Prospectus is complete or accurate.  Any representation to the contrary is a criminal offense.

Table of Contents

The Fund

4

The Objective of the Fund

4

The Principal Investment Strategies and Policies of the Fund

4

The Investment Selection Process Used by the Fund

4

The Principal Risks of Investing in the Fund

5

Who Should Consider Investing

7

Additional Information

7

Performance History

7

Costs of Investing in the Fund

8

Expense Example

8

Who Manages the Fund

9

The Investment Adviser

9

The Investment Sub-Adviser

9

How to Buy and Sell Shares

10

Pricing of Fund Shares

10

Customer Identification Program

10

Investing in the Fund

11

Minimum Investments

11

Types of Account Ownership.

12

Instructions For Opening and Adding to an Account

13

Telephone and Wire Transactions

14

Tax-Deferred Plans

15

Types of Tax-Deferred Accounts

16

Automatic Investment Plans

16

Instructions For Selling Fund Shares

17

Additional Redemption Information

18

Shareholder Communications

20

Dividends and Distributions.

20

Taxes

21

Financial Highlights

22

Privacy Policy

23

Board Of Trustees

24

Other Fund Service Providers

24

Where To Go for Information

27

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Your Guide to the Prospectus

This Prospectus is designed to help you make an informed decision about whether investing in the Sycuan US Value Fund is appropriate for you.  Please read it carefully before investing and keep it on file for future reference.  To make this Prospectus easy for you to read and understand, we have divided it into three sections: The Fund, Who Manages the Fund and How to Buy and Sell Shares.  Each section is organized to help you quickly identify the information that you are looking for.  The first section, The Fund, tells you four important things about the Fund that you should know before you invest:

•

The Fund’s investment objective – what the Fund is trying to achieve.

•

The principal investment strategies of the Fund – how the Fund tries to meet its investment objective.

•

The Fund’s method of selecting investments – how the Fund chooses its primary investments.

•

Risks you should be aware of – the principal risks of investing in the Fund.

The other sections of the Prospectus – Who Manages the Fund and How to Buy and Sell Shares – provide you with information about the Fund’s management, the services and privileges available to you, how we price shares of the Fund and how to buy and sell shares of the Fund.

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The Fund

The Objective of the Fund

•

The Sycuan US Value Fund seeks capital appreciation.

The Principal Investment Strategies and Policies of the US Value Fund

•

The Fund normally invests at least 80% of its assets in common stocks (at the time of purchase) of US companies that the Fund's sub-adviser believes are undervalued.  The Fund focuses its investments in large and medium-sized companies. Although the Fund generally holds 45 to 75 equity securities, it is a "non- diversified" portfolio, which means it can invest in fewer securities at any one time than diversified portfolios.

The Investment Selection Process Used by the US Value Fund

Brandes Investment Partners, L. P .. ("Brandes") is the sub-adviser to the Fund.  Brandes’ Large Cap Investment Committee makes the day-to-day investment decisions for the Fund.  The Brandes team follows the "Graham and Dodd" value-approach to select securities for the Fund's portfolio.  Under that approach, the Fund will only purchase a stock when its current price appears to be below its "true" long-term – or intrinsic – value.

[Side panel:  SYCUAN CAPITAL MANAGEMENT, INC. is a Native American owned investment adviser and the adviser to the Funds.  Sycuan Capital Management, Inc. has selected Brandes Investment Partners, L. P .. to act as sub-adviser and make the day-to-day investment decisions for the Fund.]

[Side panel:  THE FUND’S daily share price can be found at the Sycuan Funds website at http://www.sycuanfunds.com or by calling 1-888-899-8344. ]

[Side panel:  THE GRAHAM AND DODD APPROACH TO INVESTING: Benjamin Graham is widely regarded as the founder of this classic value approach to investing and a pioneer in modern security analysis.  In his 1934 book, “Security Analysis,” co-written by David Dodd, Graham introduced the idea that stocks should be chosen by identifying the "true" long-term – or intrinsic – value of a company based on measurable data.]

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Brandes uses fundamental analysis to determine each company's intrinsic value.  The team will look at a company's earnings, book value, cash flow, capital structure, management record, and industry dominance, among other factors, to ascertain intrinsic value.  Company reports, SEC filings, computer databases, industry publications, general and business publications, brokerage firm research reports, company management interviews, and other information sources are used to gather information for the fundamental analysis.

Brandes may sell a security when the security's price reaches a target set by the team, if there is a deterioration in the company's financial situation, when the team believes other investments are more attractive, or for other reasons.

The Principal Risks of Investing in the Funds

Value Style Risk

The team chooses stocks it believes are undervalued or out of favor, with the expectation that these stocks will eventually rise in value. There is a risk that the value of these investments will not rise as high or as quickly as the team expects, or will fall.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund's investments.  There is risk that these and other factors may adversely affect the Fund's performance.  You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.  An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  You may lose money by investing in the Fund.

[Side panel:  The management team follows the "Graham and Dodd" approach, looking at each stock as though it is a business that is for sale.  The management team buys stocks at what it believes are favorable prices. The team looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines.  Benjamin Graham and David Dodd have never had any affiliation with the Fund.]

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Risks of Investing in Common Stocks

The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing.  These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.  Many factors affect the performance of each company that the Fund invests in, including the strength of the company's management or the demand for its products or services.  You should be aware that a company's share price may decline as a result of poor decisions made by management or lower demand for the company's products or services.  In addition, a company's share price may also decline if its earnings or revenues fall short of expectations.

There are overall stock market risks that may also affect the value of the Fund.  Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally.  The value of the Fund's investments may increase or decrease more than the stock markets in general.

Risks of Medium-Sized Companies

To the extent the Fund invests in medium-sized companies, the Fund may be subject to additional risks.  The earnings and prospects of these companies are more volatile than larger companies.  Medium sized companies may experience higher failure rates than do larger companies.  The trading volume of securities of medium sized companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.  Medium sized companies may have limited markets, product lines or financial resources, and may lack management experience.

Risk of Non-Diversification

The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified.”  Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Sector Risk

Sector risk is the possibility that stocks within the same group of industries will decline in price due to sector-specific market or economic developments.  If the sub-adviser invests a significant portion of the Fund's assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment.  The sectors in which the Fund may be overweighted will vary.

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Management Risk

The Fund has no operating history and, although the Fund's sub-adviser has experience managing mutual funds, the adviser and the Fund are newly formed entities.

Who Should Consider Investing

The Fund may be suitable for you if:

•

You are seeking long-term growth of capital – at least three to five years.

•

You can tolerate risks associated with common stock investments.

•

You are not looking for current income.

•

You can tolerate significant fluctuations in share price.

Additional Information

When investment opportunities are limited, the Fund may hold all or a portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit, and repurchase agreements.  Under these circumstances, the Fund may not achieve its objective.  The Fund may also invest in these securities due to pending investments.  If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees.

Performance History

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in a fund because it demonstrates how its returns have varied over time.  There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus.

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Costs of Investing in the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.  Annual fund operating expenses are paid out of the assets of the Fund, so their effect is already included in the Fund’s daily share price.

[Side panel:  The Fund is a no-load fund, which means you do not pay any fees when you buy or sell shares of the Fund. As a result, all of your investment goes to work for you.]

Shareholder Fees

(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases

None

Deferred Sales Charge (Load)

None

Sales Charge (Load) Imposed on Reinvested Dividends

None

Exchange Fee

None

Redemption Fee

None

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees

1.50%

12b-1 Distribution Fees

None

Other Expenses

None

Total Annual Fund Operating Expenses(a)

1.50%

     (a) Sycuan Capital Management, Inc. pays all operating expenses of the Fund, with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividends on short sales), brokerage commissions and extraordinary expenses.  For its services, Sycuan Capital Management, Inc. receives a fee of 1.50% per year of the average daily net assets of the Fund.  Sycuan Capital Management, Inc. also pays Brandes Investment Partners, L. P .., the investment sub-adviser.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Your costs: Sycuan US Value Fund	One Year $153	Three Years $474	Five Years $818	Ten Years $1,791

[Side panel:  UNDERSTANDING EXPENSES: Operating a mutual fund involves a variety of expenses including those for portfolio management, shareholder statements, tax reporting and other services. These expenses are paid from the Fund’s assets in the form of management fees. Their effect is already factored into the Fund’s daily share price and returns.]

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Who Manages the Fund

The Investment Adviser

Sycuan Capital Management, Inc. ("Sycuan Capital") is the investment adviser of the Fund and has responsibility for the management of the Fund's affairs, under the supervision of the Trust's Board of Trustees.  Sycuan Capital is a registered investment adviser.  It is a Native American owned firm dedicated to professional money management and the self-reliance of the Native American people.  The firm was organized in 2003 and its address is 3007 Dehesa Road, El Cajon, California 92019.

Sycuan Capital manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund.  Sycuan Capital also pays the salaries and fees of all officers and trustees of the Trust who are also officers, directors or employees of Sycuan Capital.  Sycuan Capital pays all operating expenses of the Fund, with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividends on short sales), brokerage commissions and extraordinary expenses. For its services and payment of expenses, Sycuan Capital receive d a fee of 1.50% of the average daily net assets of the Fund for the fiscal period October 10, 2003 (commencement of operations) through September 30, 2004 ..

The Investment Sub-Adviser

Sycuan Capital has engaged Brandes Investment Partners, L. P. ("Brandes") to act as the investment sub-adviser of the Fund.  Although Sycuan Capital has delegated its portfolio management duties to Brandes, Sycuan Capital remains primarily responsible for these services and monitors the sub-adviser's performance.  Brandes was founded in 1974 and is an investment advisory firm with 59 investment professionals who manage more than $ 85.4 billion in assets as of September 30, 200 4 ..  Brandes uses a value-oriented approach to managing global investments, seeking to build wealth by buying undervalued stocks.  Brandes' Large Cap Investment Committee is responsible for making the investment decisions for the Fund.  As full compensation for all services rendered, Sycuan Capital paid Brandes compensation equal to 0.50% of the Fund's average daily net assets for the fiscal period October 10, 2003 (commencement of operations) through September 30, 2004 .. The address of Brandes Investment Partners, L. P. is 11988 El Camino Real, Suite 500, San Diego, California 92130.

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How to Buy and Sell Shares

Pricing of Fund Shares

The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is called the Fund’s net asset value (“NAV”).  The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent:

 Net Asset Value  =   Total Assets – Liabilities / Number of Shares Outstanding

The NAV is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m.  Eastern time) every day the Exchange is open.  All purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received in proper form by the Fund’s transfer agent, Mutual Shareholder Services.  Your order must be placed with the transfer agent prior to the close of the trading of the New York Stock Exchange in order to be confirmed for that day’s NAV.  The Fund’s investments are valued at market value or, if a market quotation is not readily available, at the fair value determined in good faith by the sub-adviser, subject to the review and oversight of the Fund’s Board of Trustees.  The Fund may use pricing services to determine market value.

Customer Identification Program

IMPORTANT INFORMATION ABOUT

PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that, when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you.  We may also ask for identifying documents, and may take additional steps to verify your identity.  We may not be able to open an account or complete a transaction for you until we are able to verify your identity.

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Investing in the Fund

You may purchase shares directly through the Fund’s transfer agent or through a brokerage firm or other financial institution that has agreed to sell the Fund’s shares.  If you are investing directly in the Fund for the first time, you will need to establish an account by completing a Shareholder Account Application (To establish an IRA, complete an IRA Application).  To request an application, call toll-free 1-888-899-8344. Your initial investment minimum can be found in the table below.  The Fund  reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.  Investment minimums may be higher or lower to investors purchasing shares through a brokerage firm or other financial institution.

The investment adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

[Side panel: INVESTMENTS MADE THROUGH BROKERAGE FIRMS OR OTHER FINANCIAL INSTITUTIONS:  If you invest through a brokerage firm or other financial institution, the policies and fees may be different than those described here. Financial advisers, financial supermarkets, brokerage firms, and other financial institutions may charge transaction and other fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution if you have any questions. Your financial institution is responsible for transmitting your order in a timely manner.]

Minimum Investments

Initial

Additional

Regular Account

$5,000

$100

Automatic Investment Plan

$1,000

$100*

IRA Account

$1,000

$100

*An Automatic Investment Plan requires a $100 minimum automatic monthly or quarterly investment.

All purchases must be made in U.S.  dollars and checks must be drawn on U.S.  banks.  No cash, credit cards or third party checks will be accepted.  A $20 fee will be charged against your account for any

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payment check returned to the transfer agent or for any incomplete electronic fund transfer, or for insufficient funds, stop payment, closed account or other reasons.  If a check does not clear your bank or the Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase.  If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase.  The Fund (or Fund agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price.  Any profit on such cancellation will accrue to the Fund.  Your investment in the Fund should be intended to serve as a long-term investment vehicle.  The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market.  The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading.  The Fund also reserves the right to stop offering shares at any time.

Types of Account Ownership

You can establish the following types of accounts by completing a Shareholder Account Application:

•

Individual or Joint Ownership

Individual accounts are owned by one person.  Joint accounts have two or more owners.

•

A Gift or Transfer to Minor (UGMA or UTMA) A UGMA/UTMA account is a custodial account managed for the benefit of a minor.  To open an UGMA or UTMA account, you must include the minor’s social security number on the application.

•

Trust

An established trust can open an account.  The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

•

Business Accounts

Corporation and partnerships may also open an account.  The application must be signed by an authorized officer of the corporation or a general partner of a partnership.

•

IRA Accounts

See “Tax-Deferred Plans” on page 1 5 ..

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Instructions For Opening and Adding to an Account

TO OPEN AN ACCOUNT

By Mail

Complete and sign the Shareholder Application or an IRA Application

Make your check payable to Sycuan US Value Fund

• For IRA accounts, please specify the year for which the contribution is made.

Mail the application and check to:

Sycuan US Value Fund

c/o Mutual Shareholder Services

8869 Brecksville Road, Suite C

Brecksville, Ohio 44141

By overnight courier, send to:

 Sycuan US Value Fund

c/o Mutual Shareholder Services

8869 Brecksville Road, Suite C

Brecksville, Ohio 44141

TO ADD TO AN ACCOUNT

By Mail

Complete the investment slip that is included with your account statement, and write your account number on your check.  If you no longer have your investment slip, please reference your name, account number, and address on your check.

Mail the slip and the check to:

Sycuan US Value Fund

c/o Mutual Shareholder Services

8869 Brecksville Road, Suite C

Brecksville, Ohio 44141

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TO OPEN AN ACCOUNT

By Wire

Call 1-888-899-8344 for instructions to obtain an investor account number or an IRA account number prior to wiring to the Fund.

Send your investment to US Bank N.A. with these instructions:

•

US Bank N.A.

•

ABA#  042000013

•

DDA#  130100788962

•

Account of Sycuan US Value Fund

•

Further Credit to Account:  19-9093

Account Name (shareholder name)

Include Social Security Number or Tax ID

Shareholder Account Number

TO ADD TO AN ACCOUNT By Wire Send your investment to US Bank N.A. by following the instructions listed in the column to the left.

Telephone and Wire Transactions

With respect to all transactions made by telephone, the Fund and its transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions.  If reasonable procedures are followed, then neither the Fund nor the transfer agent will be liable for any loss, cost, or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption.  In any instance where the Fund’s transfer agent is not reasonably satisfied that instructions received by telephone are genuine, neither the Fund nor the transfer agent shall be liable for any losses which may occur because of delay in implementing a transaction.

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If you purchase your initial shares by wire, the transfer agent first must have received a completed account application and issued an account number to you.  The account number must be included in the wiring instructions as set forth on the previous page.  The transfer agent must receive your account application to establish shareholder privileges and to verify your account information.  Payment of redemption proceeds may be delayed and taxes may be withheld unless the Fund receives a properly completed and executed account application.

Shares purchased by wire will be purchased at the NAV next determined after the transfer agent receives your wired funds and all required information is provided in the wire instructions.  If the transfer agent is notified no later than 3:00 p.m.  Eastern time of the wire instructions, and the wired funds are received by the transfer agent no later than 5:00 p.m.  Eastern time, then the shares purchased will be priced at the NAV determined on that business day.  If the wire is not received by 5:00 p.m.  Eastern time, the purchase will be effective at the NAV next calculated after receipt of the wire.

Tax-Deferred Plans

If you are eligible, you may set up one or more tax-deferred accounts.  A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes.  A contribution to certain of these plans may also be tax deductible.  Tax-deferred accounts include retirement plans described below.  Distributions from these plans are generally subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose.  Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

US Bank N.A., serves as the custodian for the tax-deferred accounts offered by the Fund.  You will be charged an annual account maintenance fee of $8 for each tax-deferred account you have with the Fund.  You may pay the fee by check or have it automatically deducted from your account (usually in December).  The custodian reserves the right to change the amount of the fee or to waive it in whole or part for certain types of accounts.

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Types of Tax-Deferred Accounts

•

Traditional IRA

An individual retirement account.  Your contribution may or may not be deductible depending on your circumstances.  Assets can grow tax-deferred and distributions are taxable as income.

•

Roth IRA

An IRA with non-deductible contributions, tax-free growth of assets, and tax-free distributions for qualified distributions.

•

Spousal IRA

An IRA funded by a working spouse in the name of a non-earning spouse.

•

SEP-IRA

An individual retirement account funded by employer contributions.  Your assets grow tax-deferred and distributions are taxable as income.

•

Keogh or Profit Sharing Plans

These plans allow corporations, partnerships and individuals who are self-employed to make tax-deductible contributions of up to $35,000 for each person covered by the plans.

•

403(b) Plans

An arrangement that allows employers of charitable or educational organizations to make voluntary salary reduction contributions to a tax-deferred account.

•

401(k) Plans

Allows employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis.  These accounts need to be established by the trustee of the plan.

Automatic Investment Plans

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly or quarterly investments ($100 minimum per purchase) in the Fund from your bank or savings account.  Your initial investment minimum is $250 if you select this option.  Shares of the Fund may also be purchased through direct deposit plans offered by certain employers and government agencies.  These plans enable a shareholder to have all or a portion of their payroll or Social Security checks transferred automatically to purchase shares of the Fund.

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FOR INVESTING

Automatic Investment Plan

For making automatic investments

from a designated bank account.

Dividend Reinvestment

All income dividends and capital gains distributions will be automatically reinvested in shares of the Fund unless you indicate otherwise on the account application or in writing.

Payroll Direct Deposit Plan For making automatic investments from your payroll check.

Instructions For Selling Fund Shares

You may sell all or part of your shares on any day that the New York Stock Exchange is open for trading.  Your shares will be sold at the next NAV per share calculated after your order is received in proper form by the transfer agent.  The proceeds of your sale may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your sale.  Your order will be processed promptly and you will generally receive the proceeds within seven days after receiving your properly completed request.  The Fund will not mail any proceeds unless your investment check has cleared the bank, which may take up to fifteen calendar days.  This procedure is intended to protect the Fund and its shareholders from loss.  If the dollar or share amount requested is greater than the current value of your account, your entire account balance will be redeemed.  If you choose to redeem your account in full, any automatic services currently in effect for the account will be terminated unless you indicate otherwise in writing.

TO SELL SHARES

By Mail

Write a letter of instruction that includes:

•

The names(s) and signature(s) of all account owners.

•

Your account number.

•

The dollar or share amount you want to sell.

•

Where to send the proceeds.

•

If redeeming from your IRA, please note applicable withholding requirements.

•

Obtain a signature guarantee or other documentation, if required.

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Mail your request to:

Sycuan US Value Fund

c/o Mutual Shareholder Services

8869 Brecksville Road, Suite C

Brecksville, Ohio 44141

By Telephone

• You will automatically be granted telephone redemption privileges unless you decline them in writing or indicate on the appropriate section of the account application that you decline this option.  Otherwise, you may redeem Fund shares by calling 1- 888-899-8344.  Redemption proceeds will only be mailed to your address of record.

• You may only redeem a maximum of $25,000 per day by telephone.

By overnight courier, send to:

Sycuan US Value Fund

c/o Mutual Shareholder Services

8869 Brecksville Road, Suite C

Brecksville, Ohio 44141

• You will not be able to redeem by telephone and have a check sent to your address of record for a period of 15 days following an address change.

• Unless you decline telephone privileges in writing or on your account application, as long as the Fund takes reasonable measures to verify the order, you may be responsible for any fraudulent telephone order.

 For specific information on how to redeem your account, and to determine if a signature guarantee or other documentation is required, please call toll-free in the U.S. 1- 888-899-8344.

Additional Redemption Information

Signature Guarantees

Signature guarantees are designed to protect both you and the Fund from fraud.  A signature guarantee of each owner is required to redeem shares in the following situations:

•

If you change ownership on your account.

•

If you request the redemption proceeds to be sent to a different address than that registered on the account.

•

If the proceeds are to be made payable to someone other than the account’s owner(s).

•

If a change of address request has been received by the Transfer Agent within the last 15 days.

•

If you wish to redeem $25,000 or more from any shareholder account.

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Signature guarantees can be obtained from most banks, savings and loan associations, trust companies, credit unions, broker/dealers, and member firms of a national securities exchange.  Call your financial institution to see if they have the ability to guarantee a signature.  A notary public cannot provide signature guarantees.

The Fund reserves the right to require a signature guarantee under other circumstances or to delay a redemption when permitted by Federal Law.  For more information pertaining to signature guarantees, please call 1-888-899-8344.

Corporate, Trust and Other Accounts

Redemption requests from corporate, trusts, and other accounts may require documents in addition to those described above, evidencing the authority of the officers, trustees or others.  In order to avoid delays in processing redemption requests for these accounts, you should call the transfer agent at 1-888-899-8344 to determine what additional documents are required.

Address Changes

To change the address on your account, call the transfer agent at 1-888-899-8344 or send a written request signed by all account owners.  Include the account number(s) and name(s) on the account and both the old and new addresses.  Certain options may be suspended for a period of 15 days following an address change.

Transfer of Ownership

In order to change the account registration or transfer ownership of an account, additional documents will be required.  In order to avoid delays in processing these requests, you should call the transfer agent at 1-888-899-8344 to determine what additional documents are required.

Redemption Initiated by the Fund

Because there are certain fixed costs involved with maintaining your account, the Fund may require you to redeem all of your shares if your account balance falls below $500.  After your account balance falls below the minimum balance, you will receive a notification from the Fund indicating its intent to close your account along with instructions on how to increase the value of your account to the minimum amount within 60 days.  If your account balance is still below $500 after 60 days, the Fund may close your account and send you the proceeds.  This minimum balance requirement does not apply to automatic investment plans, to IRAs, and to other tax-sheltered investment accounts.  The right of redemption by the Fund will not apply if the value of your account balance falls below $500 because of market performance.  The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund.  All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund.  Any involuntary redemption will create a capital gain or loss, which may have tax consequences about which you should consult your tax adviser.

Prospectus 19

Shareholder Communications

Account Statements

Every quarter, shareholders of the Fund will automatically receive regular account statements.  You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Confirmations

Confirmation statements will be sent after each transaction that affects your account balance or account registration.

Regulatory Mailings

Financial reports will be sent at least semiannually.  Annual reports will include audited financial statements.  To reduce expenses, one copy of each report will be mailed to each taxpayer identification number even though the investor may have more than one account in the Fund.

Dividends and Distributions

The Fund intends to pay distributions on an annual basis and expects that distributions will consist primarily of capital gains.  You may elect to reinvest income dividends and capital gain distributions in the form of additional shares of the Fund or receive these distributions in cash.  Dividends and distributions from the Fund are automatically reinvested in the Fund, unless you elect to have dividends paid in cash.  Reinvested dividends and distributions receive the same tax treatment as those paid in cash.  If you are interested in changing your election, you may call the transfer agent at 1-888-899-8344 or send a written notification to:

Sycuan US Value Fund

c/o Mutual Shareholder Services

8869 Brecksville Road, Suite C

Brecksville, Ohio 44141

[Side panel: WHAT IS A REDEMPTION? A redemption is a sale by you to the Fund of some or all of your shares. The price per share you receive when you redeem Fund shares may be more or less than the price at which you purchased those shares. When you redeem your shares, you will generally have a gain or loss, depending upon whether the amount you receive for your shares is more or less than your cost or other basis in the shares.]

[Side panel: REDEMPTION IN KIND: The Fund intends to make payments for all redemptions in cash, however, if the Fund believes that conditions exist which make cash payments detrimental to the best interests of the Fund, payment for shares redeemed may be made in whole or in part through a distribution of portfolio securities chosen by the adviser (under the supervision of the Board of Trustees). If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash after the redemption.]

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Taxes

Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account).  Dividends paid by the Fund out of net ordinary income and distributions of net short-term capital gains are taxable to the shareholders as ordinary income.

Distributions by the Fund of net long-term capital gains to shareholders are generally taxable to the shareholders at the applicable long-term capital gains rate, regardless of how long the shareholder has held shares of the Fund.

Redemptions of shares of the Fund are taxable events which you may realize as a gain or loss.  The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, and how long the shares were held.

The Fund’s distributions may be subject to federal income tax whether received in cash or reinvested in additional shares.  In addition to federal taxes, you may be subject to state and local taxes on distributions.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences of an investment in the Fund.

[Side panel: WHAT IS A DISTRIBUTION? As a shareholder, you are entitled to your share of the Fund’s income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the Fund earns from is holdings and interest it receives from its money market and bond investments. Capital gains are realized when the Fund sells securities for higher prices than it paid for them. The capital gains are either short-term or long-term depending on whether the Fund held the securities for less than or more than one year.]

[Side panel: WHEN A FUND makes a distribution to its shareholders, the share price of the Fund drops by the amount of the distribution, net of any market fluctuations.]

[Side panel: “BUYING A DIVIDEND” If you purchase shares of the Fund just before it makes a distribution, you will pay the full price for the shares and then receive a portion back in the form of a taxable distribution. This is referred to as “buying a dividend”. In order to avoid paying unnecessary taxes as a result of the distribution, check the Fund’s distribution schedule before you invest.]

Prospectus 2 1

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance since inception.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen McCurdy, Ltd., whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request and incorporated by reference in the Statement of Additional Information.

SYCUAN US VALUE FUND

Per Share Data for a Share

Outstanding Throughout Each Period

10/10/2003*

To

   9/30/2004

Net Asset Value -

     Beginning of the Period

$10.00

Net Investment Income/(Loss)***

 0.10

Net Gains or Losses on Securities******

     (realized and unrealized)

1.12

Total from Investment Operations

1.22

Distributions (From Net Investment Income)

(0.01)

Distributions (From Capital Gains)

0.00

     Total Distributions

(0.01)

Net Asset Value -

     End of Period

$11.21

Total Return*****

    12.23%****

Ratios/Supplemental Data

Net Assets - End of Period (Thousands)

$1,327

Ratio of Expenses to Average Net Assets

1.50%**

Ratio of Net Income to Average Net Assets

0.87%**

Portfolio Turnover Rate

29.48%**

* commencement of operations

** annualized

*** based on average daily net assets

**** not annualized

***** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment.

****** Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period.  It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions for the period.

Prospectus 2 2

PRIVACY POLICY

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources.  In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects.  The Fund collects the following nonpublic personal information about you:

•

Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•

Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basic information, and other financial information).

Categories of Information the Fund Discloses.  The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Fund restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Prospectus 23

Board of Trustees

DeWitt F. Bowman, C.F.A.

Allen  C. Brown
George Cossolias, CPA

Henry R. Murphy
Jeffrey R. Provence

John N. Tang

Mary L. VanNostrand

Other Fund Service Providers

Custodian

US Bank N.A.

Fund Administrator

Premier Fund Solutions, Inc.

Independent Auditor

Cohen McCurdy, Ltd.

Investment Adviser

Sycuan Capital Management, Inc.

Investment Sub-Adviser

Brandes Investment Partners, L. P.

Legal Counsel

Thompson Hine LLP

Transfer Agent

Mutual Shareholder Services, L.L.C.

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Prospectus 26

Where To Go For Information

For shareholder inquiries, please call toll-free in the U.S. at 1-888-899-8344 You will also find more information about the Fund in the following documents:

Statement of Additional Information

 The Statement of Additional Information contains additional and more detailed information about the Fund, and is considered to be a part of this Prospectus.  Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders.  In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.   There are three ways to get a copy of these documents.

1.

Call or write for one, and a copy will be sent without charge.

Sycuan US Value Fund

c/o Mutual Shareholder Services

8869 Brecksville Road, Suite C

Brecksville, Ohio 44141

1-888-899-8344

2.  Call or write the Public Reference Section of the Securities and Exchange Commission ("SEC") and ask them to mail you a copy. The SEC charges a fee for this service. You can also review and copy information about the Fund in person at the SEC Public Reference Room in Washington D.C.

Public Reference Section of the SEC

Washington D.C. 20549-0102

1-202-942-8090

Copies of these documents may also be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov

3.  Go to the SEC's website (www.sec.gov) and download a text-only version.

SYCUAN FUNDS   SEC file number

811-21401

No dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the adviser.  This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

Prospectus 27

Sycuan Funds

3007 Dehesa Road

El Cajon, CA 92019